Pension and Severance Benefits - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Domestic Plans
Weighted Average Assumptions Used in Calculating Projected Benefit Obligation
Discount rate	3.70%	4.40%
Rate of compensation increase	0.00%	0.00%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	4.40%	3.50%
Rate of compensation increase		5.00%
Long-term rate of return on plan assets	7.00%	7.00%
Foreign Plans
Weighted Average Assumptions Used in Calculating Projected Benefit Obligation
Discount rate	5.90%	6.90%
Rate of compensation increase	5.00%	5.00%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	6.90%	6.80%
Rate of compensation increase	5.00%	5.00%
Long-term rate of return on plan assets	0.40%	0.70%